Segment Information - Schedule of Selected Statement of Operations and Assets Information by Segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025	Jun. 30, 2024
Total [Member]
Schedule of Selected Statement of Operations and Assets Information by Segment [Line Items]
Net revenue	R$ 891,652		R$ 877,443	R$ 771,126
Gain on sale of farms	2,078		180,086	248,375
Changes in fair value of biological assets and agricultural products	32,080		122,671	40,499
Adjustment to net realizable value of agricultural products after harvest, net	(1,074)		(8,069)	(1,091)
Cost of sales	(828,422)		(833,910)	(747,019)
Gross income (loss)	96,314		338,221	311,890
Operating income (expenses)
Selling expenses	(72,546)		(59,511)	(55,064)
General and administrative expenses	(67,953)		(67,488)	(65,534)
Other operating income (expenses), net	(8,732)		(4,753)	(5,427)
Operating income (loss)	(52,917)		206,469	185,865
Share of profit (loss) in a Joint Venture	(7)		(1,424)	(58)
Profit (loss) before financial result and taxes	(52,924)		205,045	185,807
Financial results
Financial income	496,200		337,510	312,916
Financial expenses	(590,578)		(417,906)	(307,208)
Net income (loss) before income and social contribution taxes	(147,302)		124,649	191,515
Income and social contribution taxes	57,293		13,371	35,352
Net income (loss) for the year	(90,009)		138,020	226,867
Total assets	3,706,838		3,834,877	3,605,082
Total liabilities	1,681,529		1,657,148	1,425,403
Real estate [Member]
Schedule of Selected Statement of Operations and Assets Information by Segment [Line Items]
Net revenue	10,079		9,325	14,284
Gain on sale of farms	2,078		180,086	248,375
Changes in fair value of biological assets and agricultural products
Adjustment to net realizable value of agricultural products after harvest, net
Cost of sales	(1,764)		(2,151)	(2,107)
Gross income (loss)	10,393		187,260	260,552
Operating income (expenses)
Selling expenses			(6,927)
General and administrative expenses
Other operating income (expenses), net
Operating income (loss)	10,393		180,333	260,552
Share of profit (loss) in a Joint Venture
Profit (loss) before financial result and taxes	10,393		180,333	260,552
Financial results
Financial income	321,852		154,412	152,042
Financial expenses	(364,941)		(190,499)	(107,051)
Net income (loss) before income and social contribution taxes	(32,696)		144,246	305,543
Income and social contribution taxes	(5,989)		(13,326)	(19,247)
Net income (loss) for the year	(38,685)		130,920	286,296
Total assets	2,132,939		2,375,913	2,352,537
Total liabilities	425,644		450,229	394,973
Cattle raising [Member]
Schedule of Selected Statement of Operations and Assets Information by Segment [Line Items]
Net revenue	39,464		25,470	29,599
Gain on sale of farms
Changes in fair value of biological assets and agricultural products	834		17,728	(6,704)
Adjustment to net realizable value of agricultural products after harvest, net
Cost of sales	(38,967)		(23,805)	(30,026)
Gross income (loss)	1,331		19,393	(7,131)
Operating income (expenses)
Selling expenses	(267)		(466)	(428)
General and administrative expenses
Other operating income (expenses), net
Operating income (loss)	1,064		18,927	(7,559)
Share of profit (loss) in a Joint Venture
Profit (loss) before financial result and taxes	1,064		18,927	(7,559)
Financial results
Financial income	64		947	801
Financial expenses	(135)		(2,018)	(808)
Net income (loss) before income and social contribution taxes	993		17,856	(7,566)
Income and social contribution taxes	(338)		(6,071)	2,572
Net income (loss) for the year	655		11,785	(4,994)
Total assets	66,490		68,279	44,392
Total liabilities
Agricultural activity Grains [Member]
Schedule of Selected Statement of Operations and Assets Information by Segment [Line Items]
Net revenue	549,099		431,978	410,788
Gain on sale of farms
Changes in fair value of biological assets and agricultural products	73,076		71,798	27,213
Adjustment to net realizable value of agricultural products after harvest, net	(1,061)		(5,732)	(552)
Cost of sales	(535,499)		(422,135)	(401,745)
Gross income (loss)	85,615		75,909	35,704
Operating income (expenses)
Selling expenses	(53,942)		(38,722)	(38,741)
General and administrative expenses
Other operating income (expenses), net
Operating income (loss)	31,673		37,187	(3,037)
Share of profit (loss) in a Joint Venture
Profit (loss) before financial result and taxes	31,673		37,187	(3,037)
Financial results
Financial income	65,553		64,522	84,695
Financial expenses	(52,894)		(33,249)	(30,841)
Net income (loss) before income and social contribution taxes	44,332		68,460	50,817
Income and social contribution taxes	(15,073)		(23,276)	(17,278)
Net income (loss) for the year	29,259		45,184	33,539
Total assets	454,907		437,265	347,363
Total liabilities	786,121		327,525	169,670
Agricultural activity Cotton [Member]
Schedule of Selected Statement of Operations and Assets Information by Segment [Line Items]
Net revenue	94,599		87,890	77,971
Gain on sale of farms
Changes in fair value of biological assets and agricultural products	(15,446)		(5,421)	4,798
Adjustment to net realizable value of agricultural products after harvest, net			(2,174)	(393)
Cost of sales	(97,810)		(82,544)	(73,519)
Gross income (loss)	(18,657)		(2,249)	8,857
Operating income (expenses)
Selling expenses	(18,248)		(13,369)	(9,494)
General and administrative expenses
Other operating income (expenses), net
Operating income (loss)	(36,905)		(15,618)	(637)
Share of profit (loss) in a Joint Venture
Profit (loss) before financial result and taxes	(36,905)		(15,618)	(637)
Financial results
Financial income	18,107		8,559	6,215
Financial expenses	(8,371)		(2,007)	(4,458)
Net income (loss) before income and social contribution taxes	(27,169)		(9,066)	1,120
Income and social contribution taxes	9,237		3,082	(381)
Net income (loss) for the year	(17,932)		(5,984)	739
Total assets	78,216		129,965	94,603
Total liabilities	56,294		(152)	9,400
Agricultural activity Sugarcane [Member]
Schedule of Selected Statement of Operations and Assets Information by Segment [Line Items]
Net revenue	197,462		322,189	236,393
Gain on sale of farms
Changes in fair value of biological assets and agricultural products	(23,063)		41,812	21,996
Adjustment to net realizable value of agricultural products after harvest, net
Cost of sales	(159,512)		(284,684)	(212,925)
Gross income (loss)	14,887		79,317	45,464
Operating income (expenses)
Selling expenses	(89)		(27)	(144)
General and administrative expenses
Other operating income (expenses), net
Operating income (loss)	14,798		79,290	45,320
Share of profit (loss) in a Joint Venture
Profit (loss) before financial result and taxes	14,798		79,290	45,320
Financial results
Financial income	13,830		6,021	4,071
Financial expenses	(15,844)		(17,857)	(6,931)
Net income (loss) before income and social contribution taxes	12,784		67,454	42,460
Income and social contribution taxes	(4,347)		(22,934)	(14,436)
Net income (loss) for the year	8,437		44,520	28,024
Total assets	239,995		255,144	252,622
Total liabilities	120,772		6,101	26,080
Others [Member]
Schedule of Selected Statement of Operations and Assets Information by Segment [Line Items]
Net revenue	949	[1]	591	2,091
Gain on sale of farms		[1]
Changes in fair value of biological assets and agricultural products	(3,321)	[1]	(3,246)	(6,804)
Adjustment to net realizable value of agricultural products after harvest, net	(13)	[1]	(163)	(146)
Cost of sales	5,130	[1]	(18,591)	(26,697)
Gross income (loss)	2,745	[1]	(21,409)	(31,556)
Operating income (expenses)
Selling expenses		[1]		(6,257)
General and administrative expenses		[1]
Other operating income (expenses), net		[1]
Operating income (loss)	2,745	[1]	(21,409)	(37,813)
Share of profit (loss) in a Joint Venture		[1]
Profit (loss) before financial result and taxes	2,745	[1]	(21,409)	(37,813)
Financial results
Financial income		[1]
Financial expenses		[1]
Net income (loss) before income and social contribution taxes	2,745	[1]	(21,409)	(37,813)
Income and social contribution taxes	(933)	[1]	7,279	12,857
Net income (loss) for the year	1,812	[1]	(14,130)	(24,956)
Total assets	87,980	[1]	80,913	57,436
Total liabilities		[1]
Not allocated [Member]
Schedule of Selected Statement of Operations and Assets Information by Segment [Line Items]
Net revenue
Gain on sale of farms
Changes in fair value of biological assets and agricultural products
Adjustment to net realizable value of agricultural products after harvest, net
Cost of sales
Gross income (loss)
Operating income (expenses)
Selling expenses
General and administrative expenses	(67,953)
Other operating income (expenses), net	(8,732)
Operating income (loss)	(76,685)
Share of profit (loss) in a Joint Venture	(7)
Profit (loss) before financial result and taxes	(76,692)
Financial results
Financial income	76,794
Financial expenses	(148,393)
Net income (loss) before income and social contribution taxes	(148,291)
Income and social contribution taxes	74,736
Net income (loss) for the year	(73,555)
Total assets	646,311
Total liabilities	R$ 292,698
Corporate [Member]
Schedule of Selected Statement of Operations and Assets Information by Segment [Line Items]
Net revenue
Gain on sale of farms
Changes in fair value of biological assets and agricultural products
Adjustment to net realizable value of agricultural products after harvest, net
Cost of sales
Gross income (loss)
Operating income (expenses)
Selling expenses
General and administrative expenses			(67,488)	(65,534)
Other operating income (expenses), net			(4,753)	(5,427)
Operating income (loss)			(72,241)	(70,961)
Share of profit (loss) in a Joint Venture			(1,424)	(58)
Profit (loss) before financial result and taxes			(73,665)	(71,019)
Financial results
Financial income			103,049	65,092
Financial expenses			(172,276)	(157,119)
Net income (loss) before income and social contribution taxes			(142,892)	(163,046)
Income and social contribution taxes			68,617	71,265
Net income (loss) for the year			(74,275)	(91,781)
Total assets			487,398	456,129
Total liabilities			R$ 873,445	R$ 825,280

[1]	Amount relating primarily to the allocation of labor and other costs from farm support areas, waste-related costs, and costs associated with other products (pearl millet, sorghum).